Significant Accounting Policies (Other Than Temporary Impairment Credit Losses Recognized in Earnings) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Significant Accounting Policies [Abstract]
Balance as of December 31, 2013 of credit losses on Retained CDO Bonds for which a portion of an OTTI was recognized in other comprehensive income	$ 2,002	$ 2,002
Additions to credit losses:
On Retained CDO Bonds for which an OTTI was not previously recognized
On Retained CDO Bonds for which an OTTI was previously recognized and a portion of an other-than-temporary impairment was recognized in other comprehensive income	743	$ 4,816
On Retained CDO Bonds for which an OTTI was previously recognized without any portion of other-than-temporary impairment recognized in other comprehensive income
Reduction for credit losses:
On Retained CDO Bonds for which no other-than-temporary impairment was recognized in other comprehensive income at current measurement date
On Retained CDO Bonds sold during the period
On Retained CDO Bonds charged off during the period
For increases in cash flows expected to be collected that are recognized over the remaining life of the Retained CDO Bonds
Balance at end of period of credit losses on Retained CDO Bonds for which a portion of an OTTI was recognized in other comprehensive income	$ 2,745	$ 6,818